Disposals	6 Months Ended
Jun. 30, 2025
Disposals [Abstract]
Disposals	Disposals
On 1 May 2025, AngloGold Ashanti completed the sale of its entire interest in the Doropo and Archean-Birimian Contact (ABC) projects to Resolute
Mining Limited for a total consideration of $162m, $25m received as a cash payment, $103m as deferred consideration and $34m as contingent consideration, resulting in a loss on disposal of $47m.
The deferred and contingent consideration for the sale of the Doropo project comprised discounted future cash flows to be paid in three tranches as follows:
i) $50m in cash 18 months after completion of the sale, plus either (i) the acquisition of the Mansala project or (ii) an additional amount of $25m if the acquisition cannot be completed within 18 months; and
ii) $75m in cash 30 months after completion of the sale.
The contingent consideration for the sale of the ABC project comprised probability weighted cash flows relating to a milestone payment of $10m in cash on declaration of a JORC-compliant 1.0 Moz Mineral Reserve on the current ABC project tenements, and a 2% Net Smelter Royalty over any gold production from any Mineral Resource on the current ABC project tenements.
The net assets disposed of, fair value of the consideration received / receivable and loss on disposal are as follows:

As at
June
2025
US Dollar millions	Unaudited

Tangible assets	207
Cash and cash equivalents	1
Net trade receivables	1
Net assets disposed of	209
Consideration received	162
Cash	25
Contingent consideration	34
Deferred consideration	103
Loss on disposal	47
The Doropo and ABC projects formed part of the Africa segment and were not an operating segment on their own and did not meet the definition of a discontinued operation.